Investment property - Summary of investment property (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [line items]
Investment property	S/ 1,287,717	S/ 1,224,454	S/ 1,043,978	S/ 972,096
Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	444,554	429,210
Real Plaza Shopping Malls [Member]
Disclosure of detailed information about investment property [line items]
Investment property	43,728	32,554
Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	799,435	762,690
Level 3 of fair value hierarchy [member] | San Isidro – Lima | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 264,868	281,535
Investment Property year of Acquisition or Construction	2009 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | San Martín de Porres – Lima | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 88,182	66,408
Investment Property year of Acquisition or Construction	2015 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | Nuevo Chimbote | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 33,747	33,863
Investment Property year of Acquisition or Construction	2021 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | Santa Clara – Lima | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 26,352	17,906
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | Sullana | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 22,689	19,818
Investment Property year of Acquisition or Construction	2012 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | Talara | Real Plaza Shopping Malls [Member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 43,728	32,554
Investment Property year of Acquisition or Construction	2015 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Ate Vitarte - Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 149,720	116,432
Investment Property year of Acquisition or Construction	2006 years
Investment Property Valuation Methodology	DCF/Appraisal
Level 3 of fair value hierarchy [member] | Orquídeas - San Isidro - Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 138,643	153,452
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Piura | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 123,508	116,595
Investment Property Valuation Methodology	DCF/Appraisal
Level 3 of fair value hierarchy [member] | Piura | Buildings [member] | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Investment Property year of Acquisition or Construction	2008 years
Level 3 of fair value hierarchy [member] | Piura | Buildings [member] | Top of range [member]
Disclosure of detailed information about investment property [line items]
Investment Property year of Acquisition or Construction	2020 years
Level 3 of fair value hierarchy [member] | Paseo Del Bosque | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 96,194	105,398
Investment Property year of Acquisition or Construction	2021 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Chorrillos – Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 81,516	67,043
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Chimbote | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 45,069	44,212
Investment Property year of Acquisition or Construction	2015 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Maestro – Huancayo | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 32,342	31,965
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Cusco | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 27,513	30,852
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Panorama – Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 20,669	20,509
Investment Property year of Acquisition or Construction	2016 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Pardo y Aliaga – Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 16,755	19,569
Investment Property year of Acquisition or Construction	2008 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Trujillo | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 15,815	17,681
Investment Property year of Acquisition or Construction	2016 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Cercado de Lima – Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 14,543	16,025
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Others | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 8,716	9,680
Investment Property Valuation Methodology	Appraisal / Cost
Level 3 of fair value hierarchy [member] | Others | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 37,148	S/ 22,957
Investment Property Valuation Methodology	DCF